Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Reportable Segments	The Company’s reportable segments are summarized in the following tables:

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2018
Property, plant and equipment	4,581	791	-	51	5,423
Exploration and evaluation assets	-	3,540	-	-	3,540
Total assets	7,406	5,157	35,282	56,094	103,939
Total liabilities	(1,695)	(1,442)	-	(18,520)	(21,657)
For the year ended December 31, 2018
Property, plant and equipment additions	178	610	-	23	811
Sales	4,843	-	-	-	4,843
Net loss	14,445	11,182	(347)	2,987	28,267
Exploration expenditures	-	10,015	-	-	10,015
Depreciation	1,158	193	-	13	1,364
Organoclay research and development	578	-	-	-	578

14.	SEGMENTED INFORMATION (continued)

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2017
Property, plant and equipment	17,011	1,018	-	41	18,070
Exploration and evaluation assets	-	2,104	-	-	2,104
Total assets	19,745	3,642	19,637	70,467	113,491
Total liabilities	(1,323)	(896)	-	(2,505)	(4,724)
For the year ended December 31, 2017
Property, plant and equipment additions	891	143	-	27	1,061
Sales	4,290	-	-	-	4,290
Net loss	3,043	5,183	4,850	20,174	33,250
Exploration expenditures	-	3,868	471	-	4,339
Depreciation	776	157	-	6	939
Organoclay research and development	423	-	-	-	423

Schedule of Non-current Assets and Revenue by Geographical Segment

The Company’s non-current assets and revenues are segmented geographically as follows:

	Canada $	United States $	Germany $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2018	51	8,912	-	35,282	44,245
As at December 31, 2017	41	19,377	756	19,637	39,811
Revenue
For the year ended December 31, 2018	-	4,843	-	-	4,843
For the year ended December 31,2017	-	4,290	-	-	4,290

[1]Non-current assets attributed to geographical locations exclude deferred income tax assets and financial and other assets.